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                        Strategic Partners Mutual Funds
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                         Supplement dated July 1, 2003
                     to Statement of Additional information

The information in this supplement supersedes any contrary information that may be contained in the statement of additional information to which this supplement relates as listed below.

        Effective on or about July 1, 2003, investment products and services previously offered through Prudential Securities Incorporated are offered through Prudential Securities, a division of Wachovia Securities, LLC. Other than with respect to historical data, any reference to Prudential Securities or Prudential Securities Incorporated in this material is considered a reference to the Prudential Securities Division of Wachovia Securities, LLC. Wachovia Securities, LLC is owned, indirectly through subsidiaries, 38 percent by Prudential Financial, Inc. and 62 percent by Wachovia Corporation.

                               *       *       *


The information in this supplement relates to the following Statements of Additional Information:

                                                                   Date of Statement
Fund Name                                                          of Additional Information
----------------------------------------------------------------   --------------------------
Strategic Partners Asset Allocation Funds                          September 27, 2002
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund

Strategic Partners Opportunity Funds                               April 30, 2003
  Strategic Partners Focused Growth Fund
  Strategic Partners New Era Growth Fund
  Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund

Strategic Partners Style Specific Funds                            October 1, 2002
  Strategic Partners Large Capitalization Growth Fund
  Strategic Partners Large Capitalization Value Fund
  Strategic Partners Small Capitalization Growth Fund
  Strategic Partners Small Capitalization Value Fund
  Strategic Partners International Equity Fund
  Strategic Partners Total Return Bond Fund

MFSP2003C1